Finance Costs (Summary of Finance Costs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance costs [Line Items]
Total Finance costs	$ 613	$ 520
Interest on net defined benefit pension and other post-retirement plan obligations (Note 21)	(9)	(13)
Borrowing costs capitalized to property, plant and equipment	29	20
Interest income	(8)	(1)
Loss on early extinguishment of debt	142	0
Short-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	60	50
Long-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	415	392
Unwinding of discount on asset retirement obligations (Note 22)	9	(33)
Lease Liabilities [Member]
Disclosure of finance costs [Line Items]
Interest expense	33	34
COVID-19 [Member]
Disclosure of finance costs [Line Items]
Interest expense	$ 0	$ 19